TAXATION - Movement on the deferred income tax (Details) - USD ($)	3 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
TAXATION
Beginning of the period deferred tax	$ (25,205,940)	$ (25,296,930)
Charge for the period	2,296,318	2,428,775
Conversion difference	55,800	(1,074,996)
Total net deferred tax	$ (22,853,822)	$ (23,943,151)